Equity - Dividends and interest on equity (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	R$ 19,704
Banco Inter S.A.
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	50,000	R$ 38,056
Inter and Co Participações Ltda. [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	25,781
Inter Digital Corretora e Consultoria de Seguros Ltda.
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners		25,812
Inter Food Ltda.
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	19,704	12,030
Parent Company [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	R$ 95,485	R$ 75,898